Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	ANCHOR SERIES TRUST
Central Index Key	0000726735
Amendment Flag	false
Document Creation Date	Jan. 12, 2015
Document Effective Date	Jan. 12, 2015
Prospectus Date	Jan. 12, 2015
SA BlackRock Multi-Asset Income Portfolio | Class 1
Risk/Return:
Trading Symbol	ASMAA